Provisions - Summary of Non-Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 1,596,203
Ending balance for the period	1,379,435	₺ 1,596,203
Non-current provision
Disclosure of other provisions [line items]
Beginning balance for the period	1,596,203	1,666,788
Provisions recognized	197,139	107,915
Payments	(22,631)	(11,732)
Unwinding of discount	110,868	133,295
Transfers to current provisions	(46,026)	(34,320)
Remeasurements	272,955	401,443
Effect of changes in exchange rates	204,532	42,431
Transfers to asset held for sale	(204,056)
Inflation adjustment	(729,549)	(709,617)
Ending balance for the period	1,379,435	1,596,203
Non-current provision | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	78,585	53,219
Provisions recognized	124,582	88,180
Transfers to current provisions	(46,026)	(34,320)
Inflation adjustment	(46,544)	(28,494)
Ending balance for the period	110,597	78,585
Non-current provision | Obligations for dismantling, removing and site restoration [member]
Disclosure of other provisions [line items]
Beginning balance for the period	1,517,618	1,613,569
Provisions recognized	72,557	19,735
Payments	(22,631)	(11,732)
Unwinding of discount	110,868	133,295
Remeasurements	272,955	401,443
Effect of changes in exchange rates	204,532	42,431
Transfers to asset held for sale	(204,056)
Inflation adjustment	(683,005)	(681,123)
Ending balance for the period	₺ 1,268,838	₺ 1,517,618